SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P 500 Growth ESG ETF (SNPG)
Xtrackers S&P 500 Value ESG ETF (SNPV)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
October 11, 2022
PRO_SAISTKR22-45